Employee future benefits	12 Months Ended
Dec. 31, 2021
Employee future benefits

17.	Lease liabilities

	Years Ended December 31,
	2021	2020
	$	$
Balance – Beginning of period	184	903
Additions	15	7
Interest paid as charged to comprehensive loss as other finance costs	(7)	(19)
Payment against lease liabilities	(127)	(265)
Modification of lease liability	103	(463)
Impact of foreign exchange rate changes	(7)	21
Balance – End of period	161	184
Current lease liabilities	130	135
Non-current lease liabilities	31	49

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2021 and December 31, 2020 and for the years ended

December 31, 2021, 2020 and 2019

(in thousands of US dollars, except share and per share data and where otherwise noted)

Effective March 31, 2020, the Company and its landlord mutually agreed to modify its existing building lease agreement for its German subsidiary, extended the lease term for its portion of the reduced space from April 30, 2021 to March 31, 2022 and retained one sub-lessee until April 30, 2021. On May 5, 2020, the sub-lessee terminated its lease with the Company effective April 30, 2020. Concurrent with this termination, the Company was able to renegotiate a further reduction in leased square footage with the landlord, which resulted in a lease modification and a resulting gain of $34 which was recorded in the consolidated statement of comprehensive loss. Effective August 25, 2021, the Company and its landlord mutually agreed to a one-year extension to its existing building lease agreement for its German subsidiary, continuing such terms until March 31, 2023, resulting in a lease modification and a resulting gain of $nil (2020 - $34) which was recorded in the consolidated statement of comprehensive loss.

Future lease payments as of December 31, 2021 are as follows:

$
Less than 1 year	130
1 – 3 years	31
Total	161

18.	Employee future benefits

AEZS Germany provides unfunded and partially funded defined benefit multi-employer pension plans, namely the DUPK pension plan and the RUK 1990 and 2006 pension plans, (the “Pension Benefit Plans”) and unfunded post-employment benefit plans for certain groups of employees. Provisions for pension obligations are established for benefits payable in the form of retirement, disability and surviving dependent pensions. The Company also provides a defined contribution plans to some of its employees.

The Pension Benefit Plans are final salary pension plans, which provide benefits to members (or to their surviving dependents) in the form of a guaranteed level of pension payable for life. The level of benefits provided depends on the member’s length of service and on the member’s base salary in the final years leading up to retirement. Current pensions vary in accordance with applicable statutory requirements, which foresee an adjustment every three years on an individual basis that is based on inflationary increases or in relation to salaries of comparable groups of active employees in the Company. Generally, the Company has not authorized actual pension increases, given the economic situation of the Company, and any legally required increases have been funded from the related pension surpluses. In 2020, the Company became responsible for pension increases for one of its Pension Benefit Plans and, in 2021, the Company became additionally responsible for pension increases for two of its Pension Benefit Plans.

An increase may be denied by the Company if the Company’s financial situation does not allow for an increase in pensions. As most German pension plans grant lifelong pension benefits, rising life expectancy could increase the Company’s benefit obligation. These plans are fully or partially unfunded and the Company meets benefit payment obligations as they fall due.

In the past, certain Pension Benefit Plans were accounted for as defined contribution plans as sufficient information was not available for the Company to account for its proportionate share of the defined benefit obligation, plan assets and cost associated with such Pension Benefit Plans. During 2021, additional information became available to the Company, which began to account for its proportionate share of the defined benefit obligation and plan assets amounting to $16,137 and $11,963, respectively, which amounts were recorded through other comprehensive income.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2021 and December 31, 2020 and for the years ended

December 31, 2021, 2020 and 2019

(in thousands of US dollars, except share and per share data and where otherwise noted)

The change in the Company’s accrued benefit obligations associated with the Employee future obligation is summarized for the year ended December 31, 2021:

	Pension Benefit Plans	Other benefit plan	Total
	$	$	$
Change in benefit obligation:
Balances – Beginning of the year	15,341	94	15,435
Current service cost	60	5	65
Interest cost	87	1	88
Actuarial loss (gain) arising from changes in financial assumptions	(1,138)	8	(1,130)
Past service cost associated with multi-employer plan	16,137	—	16,137
Actuarial loss arising from change in current assumptions on funding of future pension increases	556	—	556
Benefits paid	(509)	(2)	(511)
Impact of foreign exchange rate changes	(1,221)	(7)	(1,228)
Balances – End of the year	29,313	99	29,412
Obligation is attributable to:
Active members	4,242	99	4,341
Vested terminees	13,799	—	13,799
Retirees	11,272	—	11,272
	29,313	99	29,412
Change in plan assets
Balances – Beginning of the year	—	—	—
Presentation of plan assets as of December 31, 2021	11,963	—	11,963
Impact of foreign exchange rate changes	(36)	—	(36)
Balances – End of the year	11,927	—	11,927

Net liability of the unfunded plans	12,650	99	12,749
Net liability of the funded plans	4,736	—	4,736
Net amount recognized as Employee future benefits	17,386	99	17,485

Amounts recognized:
In net loss	(147)	(6)	(153)
In other comprehensive (loss)	2,407	1	2,408

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2021 and December 31, 2020 and for the years ended

December 31, 2021, 2020 and 2019

(in thousands of US dollars, except share and per share data and where otherwise noted)

The cumulative amount of actuarial net losses recognized in other comprehensive loss as of December 31, 2021 is $9,385 ($5,793 as of December 31, 2020 and $5,143 as of December 31, 2019).

The change in the Company’s accrued benefit obligations associated with the Employee future benefits is summarized for the years ended December 31, 2020 and 2019:

	Pension Benefit Plans Years ended December 31,		Other benefit plans Years ended December 31,
	2020	2019	2020	2019
	$	$	$	$
Balances – Beginning of the year	13,704	13,100	84	105
Current service cost	50	41	4	8
Interest cost	162	239	1	2
Actuarial loss (gain) arising from changes in financial assumptions	650	1,068	1	(28)
Benefits paid	(529)	(483)	(3)	—
Impact of foreign exchange rate changes	1,304	(261)	7	(3)
Balances – End of the year	15,341	13,704	94	84
Amounts recognized:
In net loss	(212)	(280)	(6)	18
In other comprehensive loss	(1,954)	(807)	(7)	3

The Company’s proportionate share of the multi-employer pension plan assets as of December 31, 2021 is as follows:

$
Quoted equities (Level 1)	826
Quoted bonds (Level 1)	7,445
Cash (Level 1)	67
Real estate (Level 3)	2,207
Other (Level 3)	1,382
Total	11,927

The significant actuarial assumptions applied to determine the Company’s accrued benefit obligations are as follows:

	Pension Benefit Plans			Other benefit plans
	Years ended December 31,			Years ended December 31,
Actuarial assumptions	2021	2020	2019	2021	2020	2019
	%	%	%	%	%	%
Discount rate	1.10	0.60	1.10	1.10	0.60	1.90
Pension benefits increase	0.50	0.50	1.50	0.50	0.50	1.50
Rate of compensation increase	2.50	2.00	2.00	2.50	2.00	2.00

During 2020, management expanded its assumptions of possible future compensation scenarios from its current three-year forecast to a thirty-year forecast and from using an expected average inflation rate to an expected inflation rate. Additionally, the Company included the potential claims of retirees within the thirty-year time horizon. The Company expects to invest in its R&D opportunities, which would not change its economic situation in the short term but, if successful, does allow for scenarios that such pension increases would be owing. Such potential future pension compensation obligations have been included in the revised forecast assumptions, at a rate of 0.50%, in addition to an expected inflation rate of 1.75%. These assumptions remain unchanged in 2021.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2021 and December 31, 2020 and for the years ended

December 31, 2021, 2020 and 2019

(in thousands of US dollars, except share and per share data and where otherwise noted)

Assumptions regarding future mortality are set based on actuarial advice in accordance with published statistics and experience in Germany. These assumptions translate into an average remaining life expectancy in years for a pensioner retiring at age 65:

	2021	2020	2019
Retiring at the end of the reporting period:
Male	21	20	20
Female	24	24	24
Retiring 20 years after the end of the reporting period:
Male	28	28	28
Female	31	31	31

The most recent actuarial reports give effect to the pension and post-employment benefit obligations as of December 31, 2021. The next actuarial reports are planned for December 31, 2022.

In accordance with the assumptions used as of December 31, 2021, undiscounted defined pension benefits expected to be paid are as follows:

Total $
2022	801
2023	823
2024	853
2025	868
2026	894
Thereafter	32,685
36,924

The weighted average duration of the defined benefit obligation is 16.0 years.

If variations in the following assumptions had occurred during 2021, the impact on the Company’s pension benefit obligation of $29,313 as of December 31, 2021 would have been as follows:

Assumption	Increase	Decrease

Change in discount rate of 0.25%	(1,252)	1,338
Change in salary rate of 0.25%	18	(18)
Change in pension rate assumption by 0.25%	905	(867)
Change mortality by one year	968	(974)

Total expenses for the defined benefit plan that the Company accounts for as a defined contribution plan amounted to approximately $45 for the year ended December 31, 2021 (2020 - $38 and 2019 - $54).

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2021 and December 31, 2020 and for the years ended

December 31, 2021, 2020 and 2019

(in thousands of US dollars, except share and per share data and where otherwise noted)